Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2021 (Unaudited)

INVESTMENT COMPANIES - 70.82%	Shares	Value
Closed-End Funds - 60.93%
Aberdeen Emerging Markets Equity Income Fund, Inc.	161,825	$1,399,786
Aberdeen Japan Equity Fund, Inc.	114,992	1,037,228
Adams Diversified Equity Fund, Inc.	209,433	3,824,247
Apollo Senior Floating Rate Fund, Inc.	120,012	1,783,378
Apollo Tactical Income Fund, Inc.	170,405	2,535,626
ASA Gold and Precious Metals Ltd. (f)	13,645	272,219
Boulder Growth & Income Fund, Inc.	800,980	10,076,328
Central Securities Corp.	364,176	13,805,912
Dividend and Income Fund	350,673	4,506,148
Duff & Phelps Select MLP and Midstream Energy Fund, Inc.	13,748	101,048
Eaton Vance Floating-Rate Income Plus Fund	69,007	1,123,434
First Eagle Senior Loan Fund	108,519	1,556,162
General American Investors Co., Inc.	287,339	11,447,586
Highland Global Allocation Fund	145,823	1,124,295
Japan Smaller Capitalization Fund, Inc.	130,053	1,209,493
MFS Investment Grade Municipal Trust	500	4,905
Morgan Stanley Emerging Markets Debt Fund, Inc.	507,051	4,543,177
Nuveen Floating Rate Income Opportunity Fund	202,064	1,927,691
Nuveen Global High Income Fund	5,034	77,876
Nuveen Short Duration Credit Opportunities Fund	245,921	3,472,405
PGIM Global High Yield Fund, Inc.	68,996	1,029,420
Royce Value Trust, Inc.	16,700	302,437
Source Capital, Inc.	196,042	8,576,837
Taiwan Fund, Inc.	199,247	5,628,728
Templeton Global Income Fund	264,393	1,403,927
The New Ireland Fund, Inc.	146,353	1,650,862
The Swiss Helvetia Fund, Inc.	61,192	537,878
Tortoise Power and Energy Infrastructure Fund, Inc.	208,356	2,519,024
Vertical Capital Income Fund	310,486	3,198,006
Voya Prime Rate Trust	1,252,712	5,812,584
		96,488,647
Business Development Companies - 9.89%
Barings BDC, Inc.	429,080	4,282,219
Crescent Capital BDC, Inc.	113,862	1,956,149
Equus Total Return, Inc. (a)	66,126	128,946
FS KKR Capital Corp. II	71,178	1,390,106
Harvest Capital Credit Corp.	60,994	527,598
PennantPark Investment Corp.	27,600	155,940
Portman Ridge Finance Corp.	362,419	782,825
SuRo Capital Corp.	475,269	6,439,895
		15,663,678
Total Investment Companies (Cost $92,654,203)		112,152,325

PREFERRED STOCKS - 7.32%
Capital Markets - 0.46%
B. Riley Financial, Inc., 6.375%	28,000	728,000
Electrical Equipment - 1.34%
Babcock & Wilcox Enterprises, Inc., 8.125%	80,000	2,119,200
Entertainment - 0.70%
Chicken Soup For The Soul Entertainment, Inc., 9.500%	43,270	1,113,337
Real Estate Investment Trusts - 4.52%
Brookfield DTLA Fund Office Trust Investor, Inc. - Series A, 7.625%	171,723	2,550,087
Sachem Capital Corp., 7.125%	60,000	1,539,000
Sachem Capital Corp., 7.750%	120,000	3,073,800
		7,162,887
Other Investment Pools and Funds - 0.30%
NexPoint Strategic Opportunities Fund - Series A, 5.500%	22,324	473,938
Total Preferred Stocks (Cost $13,175,332)		11,597,362

OTHER COMMON STOCKS - 7.89%
Food & Staples Retailing - 0.67%
Village Super Market, Inc.	44,607	1,051,387
Oil, Gas & Consumable Fuels - 2.11%
Texas Pacific Land Corp.	2,100	3,337,803
Real Estate Investment Trusts - 4.14%
Indus Realty Trust, Inc.	55,874	3,361,380
RMR Mortgage Trust	267,127	3,205,524
		6,566,904
Real Estate Management & Development - 0.97%
Howard Hughes Corp. (a)	12,000	1,141,560
Trinity Place Holdings, Inc. (a)	190,851	398,879
		1,540,439
Total Other Common Stocks (Cost $13,049,051)		12,496,533

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 38.20% (a)
ABG Acquisition Corp. I (f)	15,000	148,350
Alkuri Global Acquisition Corp. Units	46,250	456,950
Amplitude Healthcare Acquisition Corp.	158,800	1,572,120
ArcLight Clean Transition Corp. II Units (f)	1,000	10,000
Ares Acquisition Corp. Units (f)	100,000	1,000,000
Authentic Equity Acquisition Corp. Units (f)	108,000	1,068,120
B. Riley Principal 150 Merger Corp. Units	52,500	525,000
Blue Water Acquisition Corp.	99,670	1,003,677
Brookline Capital Acquisition Corp.	37,664	370,245
CC Neuberger Principal Holdings II Units (f)	104,700	1,066,893
Cerberus Telecom Acquisition Corp. (f)	165,018	1,633,678
Cerberus Telecom Acquisition Corp. Units (f)	2	20
CF Acquisition Corp. V Units	15,000	149,700
CF Acquisition Corp. VI Units	100,000	992,000
CF Acquisition Corp. VIII Units	34,000	337,280
CHP Merger Corp.	100,000	991,000
Churchill Capital Corp. V	105,728	1,044,593
Churchill Capital Corp. V Units	3	31
Churchill Capital Corp. VI Units	81,000	814,860
Churchill Capital Corp. VII Units	124,920	1,245,452
Corner Growth Acquisition Corp. Units (f)	100,000	1,010,000
DFP Healthcare Acquisitions Corp.	216,600	2,157,336
Dragoneer Growth Opportunities Corp. III (f)	1,000	10,110
Dune Acquisition Corp.	38,600	376,732
E.Merge Technology Acquisition Corp. Units	2	20
E.Merge Technology Acquisition Corp.	79,998	779,980
EdtechX Holdings Acquisition Corp. II	111,000	1,091,130
Epiphany Technology Acquisition Corp. Units	47,695	478,381
FAST Acquisition Corp. II Units	99,950	993,503
FG New America Acquisition Corp.	48,279	491,963
Fortress Value Acquisition Corp. IV Units	53,000	524,700
Forum Merger IV Corp. Units	96,900	959,310
FS Development Corp. II	20,000	199,200
FTAC Hera Acquisition Corp. Units (f)	142,000	1,418,580
Fusion Acquisition Corp. II Units	40,000	397,200
GigCapital4, Inc. Units	61,000	602,070
GO Acquisition Corp.	150,999	1,487,340
GO Acquisition Corp. Units	1	10
Goal Acquisitions Corp. Units	20,085	201,051
Golden Falcon Acquisition Corp. Units	25,000	251,250
Gores Guggenheim, Inc. Units	50,000	496,500
GX Acquisition Corp. II Units	150,000	1,498,500
Haymaker Acquisition Corp. III Units	106,084	1,054,475
Healthcare Services Acquisition Corp. Units	100,000	1,002,000
Ibere Pharmaceuticals Units (f)	15,000	147,900
IG Acquisition Corp.	176,346	1,742,298
KKR Acquisition Holdings I Corp. Units	100,000	1,001,000
Landcadia Holdings IV, Inc. Units	100,000	990,000
Leo Holdings Corp. II Units (f)	49,235	487,919
Lionheart Acquisition Corp. II Units	50,595	505,950
Longview Acquisition Corp. II Units	44,540	447,182
M3-Brigade Acquisition II Corp. Units	57,750	572,880
MCAP Acquisition Corp. Units	67,400	670,630
Mountain Crest Acquisition Corp. II Units	146,800	1,496,626
Mudrick Capital Acquisition Corp. II	207,800	2,038,518
Nocturne Acquisition Corp. Units	75,000	750,000
Northern Star Investment Corp. III Units	107,000	1,064,650
Northern Star Investment Corp. IV Units	53,000	525,760
Oaktree Acquisition Corp. II Units (f)	100,000	1,020,000
Periphas Capital Partnering Corp. Units	2,980	73,159
Progress Acquisition Corp. Units	140,000	1,379,000
Property Solutions Acquisition Corp. II Units	70,000	688,100
PWP Forward Acquisition Corp. I Units	50,000	493,000
Quantum FinTech Acquisition Corp. Units	114,775	1,143,159
Roman DBDR Tech Acquisition Corp.	75,000	746,250
Seaport Global Acquisition Corp.	117,500	1,152,675
SilverBox Engaged Merger Corp. I Units	10,000	99,100
Spartacus Acquisition Corp.	185,140	1,823,629
Spartan Acquisition Corp. III Units	75,000	752,250
Tailwind Two Acquisition Corp. Units (f)	70,000	691,600
Tekkorp Digital Acquisition Corp. (f)	33,200	325,360
Thimble Point Acquisition Corp. Units	89,776	897,760
Warrior Technologies Acquisition Co. Units	53,200	526,680
Yellowstone Acquisition Co.	190,020	1,896,400
Yucaipa Acquisition Corp. (f)	174,999	1,723,740
Yucaipa Acquisition Corp. Units (f)	1	10
Z-Work Acquisition Corp. Units	72,000	717,120
Total Special Purpose Acquisition Vehicles (Cost $59,747,036)		60,501,615

	Principal
	Amount
CONVERTIBLE NOTES - 1.46%
Emergent Capital, Inc. (b)(g)
5.000%, 02/15/2023	$3,206,898	2,305,022
Total Convertible Notes (Cost $3,129,985)		2,305,022

SENIOR SECURED NOTES - 0.88%
Emergent Capital, Inc. (b)(c)(e)
8.500%, 07/28/2021	1,600,000	1,400,000
Total Senior Secured Notes (Cost $1,600,000)		1,400,000

	Shares
WARRANTS - 0.60% (a)
Agba Acquisition Ltd.
Expiration: May 2024	51,750	15,026
Exercise Price: $11.50 (f)
Alberton Acquisition Corp.
Expiration: November 2023	36,300	16,335
Exercise Price: $11.50 (f)
Amplitude Healthcare Acquisition Corp.
Expiration: December 2026	15,000	12,300
Exercise Price: $11.50
Atlas Crest Investment Corp.
Expiration: January 2026	33,333	59,999
Exercise Price: $11.50
Cerberus Telecom Acquisition Corp.
Expiration: December 2025	55,006	57,756
Exercise Price: $11.50 (f)
CHP Merger Corp.
Expiration: November 2024	50,000	40,000
Exercise Price: $11.50
Churchill Capital Corp. V
Expiration: October 2027	26,432	34,097
Exercise Price: $11.50
DFP Healthcare Acquisitions Corp.
Expiration: April 2025	54,150	73,102
Exercise Price: $11.50
Dune Acquisition Corp.
Expiration: October 2027	19,300	11,974
Exercise Price: $11.50
EdtechX Holdings Acquisition Corp. II
Expiration: June 2027	55,500	24,975
Exercise Price: $11.50
Emergent Capital, Inc.
Expiration: July 2025	640,000	0
Exercise Price: $0.00 (c)(e)
Galileo Acquisition Corp.
Expiration: October 2026	187,412	103,077
Exercise Price: $11.50 (f)
GO Acquisition Corp.
Expiration: August 2027	50,333	45,300
Exercise Price: $11.50
IG Acquisition Corp.
Expiration: October 2027	88,173	84,646
Exercise Price: $11.50
Mudrick Capital Acquisition Corp. II
Expiration: September 2027	103,900	65,467
Exercise Price: $10.50
Roman DBDR Tech Acquisition Corp.
Expiration: October 2025	37,500	28,414
Exercise Price: $11.50
Seaport Global Acquisition Corp.
Expiration: December 2025	88,125	48,469
Exercise Price: $11.50
Spartacus Acquisition Corp.
Expiration: October 2027	92,570	59,245
Exercise Price: $11.50
Yellowstone Acquisition Co.
Expiration: October 2025	95,010	87,409
Exercise Price: $11.50
Yucaipa Acquisition Corp.
Expiration: August 2025	58,333	81,666
Exercise Price: $11.50 (f)
Total Warrants (Cost $1,162,935)		949,257

RIGHTS - 0.11% (a)
Agba Acquisition Ltd. (f)	51,750	31,050
Alberton Acquisition Corp. (Expiration: April 26, 2021) (f)	70,000	35,000
Andina Acquisition Corp. III (Expiration: April 30, 2021) (f)	81,750	56,522
GigCapital2, Inc. (Expiration: June 10, 2021)	152,250	50,243
Total Rights (Cost $68,700)		172,815

MONEY MARKET FUNDS - 2.68%
Fidelity Institutional Government Portfolio - Class I, 0.010% (d)	2,123,648	2,123,648
Invesco Treasury Portfolio - Institutional Class, 0.010% (d)	2,123,648	2,123,648
Total Money Market Funds (Cost $4,247,296)		4,247,296

Total Investments (Cost $188,834,538) - 129.96%		205,822,225
Other Assets in Excess of Liabilities - 0.67%		1,069,729
Preferred Stock - (30.63)%		(48,515,575)
TOTAL NET ASSETS - 100.00%		$158,376,379

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at March 31, 2021.
(c)	Fair valued securities. The total market value of these securities was $1,400,000, representing 0.88% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at March 31, 2021.
(e)	Illiquid securities. The total market value of these securities was $1,400,000, representing 0.88% of net assets.
(f)	Foreign-issued security.
(g)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $2,305,022, represents 1.46% of net assets.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments are listed in the table of valuation techniques and inputs. Significant changes in any of these inputs in isolation may result in a change in fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$96,488,647	$-	$-	$96,488,647
Business Development Companies	15,663,678	-	-	15,663,678
Preferred Stocks
Capital Markets	728,000	-	-	728,000
Electrical Equipment	2,119,200	-	-	2,119,200
Entertainment	1,113,337	-	-	1,113,337
Real Estate Investment Trusts	7,162,887	-	-	7,162,887
Other Investment Pools and Funds	473,938	-	-	473,938
Other Common Stocks
Food & Staples Retailing	1,051,387	-	-	1,051,387
Oil, Gas & Consumable Fuels	3,337,803	-	-	3,337,803
Real Estate Investment Trusts	6,566,904	-	-	6,566,904
Real Estate Management & Development	1,540,439	-	-	1,540,439
Special Purpose Acquisition Vehicles	55,773,209	4,728,406	-	60,501,615
Convertible Notes	-	2,305,022	-	2,305,022
Senior Secured Notes	-	-	1,400,000	1,400,000
Warrants	949,257	-	0	949,257
Rights	172,815	-	-	172,815
Money Market Funds	4,247,296	-	-	4,247,296
Total	$197,388,797	$7,033,428	$1,400,000	$205,822,225

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category		Senior Secured Notes	Warrants
Balance as of 12/31/2020		$1,400,000	$0
Acquisitions		-	-
Dispositions		-	-
Transfers into (out of) Level 3		-	-
Corporate Actions		-	-
Realized Gain (Loss)		-	-
Change in unrealized appreciation (depreciation)		-	-
Balance as of 3/31/2021	$	$ 1,400,000	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2021		$-	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021:

Category	Fair Value March 31, 2021	Valuation Techniques	Unobservable Inputs	Range	Impact to valuation from an increase to input
Senior Secured Notes	1,400,000	Company-Specific Information	Terms of the Note/ Financial Assessments/ Company Announcements	87.50
Significant changes in company financials, changes to the terms of the notes or changes to the general business conditions impacting the companies business may result in changes to the fair value of the security

Warrants	0	Company-Specific Information	Terms of the Warrants	0.00	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security